INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD - Reconciliation of share of profit in investments in associates: (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Share in operating income	$ 1,628,723	$ 3,145,106	$ 2,118,728
Unrealized earnings from product inventory acquired from associates and not sold at the end of the period, which is presented as a discount in the respective asset account (containers and / or inventory)	(631,079)	(428,937)	(568,767)
Amortization of premium paid on preferred stock CCDV S.A.			(140,892)
Income statement balance	$ 997,644	$ 2,716,169	$ 1,409,069